Global Infrastructure Fund	Summary Prospectus February 26, 2010

Class A	Class C	Class R	Class Y

FGIAX	FGNCX	FGNRX	FGIYX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at firstamericanfunds.com/funddocs. You can also get this information at no cost by calling 800 677-FUND or by sending an e-mail request to funddocs@firstamericanfunds.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information (SAI), both dated February 26, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

Investment Objective

Global Infrastructure Fund’s objective is long-term growth of capital and income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in First American funds. More information about these and other discounts is available from your financial professional and under “Determining Your Share Price” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 82 of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A		Class C		Class R		Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None		None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[1]		None		1.00%		None		None

Annual Low Balance Account Fee (for accounts under $1,000)		$15		$15		None		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.90%		0.90%	0.90%		0.90%

Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.50%			None

Other Expenses		1.32%		1.32%	1.32%		1.32%

Total Annual Fund Operating Expenses		2.47%		3.22%	2.72%		2.22%

Less Fee Waivers[2]	(1	.22)%	(1	.22)%	(1	.22)%	(1	.22)%

Net Expenses[2]		1.25%		2.00%	1.50%		1.00%

[1]	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, after waivers, do not exceed 1.25%, 2.00%, 1.50%, and 1.00%, respectively, for Class A, Class C, Class R, and Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after February 28, 2011, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Summary Prospectus — February 26, 2010	Page 1 of 6	Global Infrastructure Fund

Example:  This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Class C	Class C
		assuming	assuming no
		redemption	redemption
		at end of	at end of
	Class A	each period	each period	Class R	Class Y
1 year	$670	$303	$203	$153	$102

3 years	$1,167	$878	$878	$729	$577

5 years	$1,689	$1,578	$1,578	$1,331	$1,078

10 years	$3,114	$3,438	$3,438	$2,962	$2,459

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 299% of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies

Under normal market conditions, Global Infrastructure Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, financing or operation of infrastructure assets, or have at least 50% of the fair market value of their assets invested in infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which includes water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.

Equity securities in which the fund invests include common and preferred stocks, publicly-traded units of master limited partnerships (MLPs), and real estate investment trusts (REITs). The fund may also invest in exchange-traded funds and other investment companies (“investment companies”). The fund may invest in companies of any size.

In selecting securities, the fund’s advisor invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
•	Strong management teams.
•	Long-term contracts to provide infrastructure-based services.
•	An identifiable catalyst that could increase the value of the company’s stock over the next one or two years.

The fund’s advisor generally will sell a security if any of the following has occurred:

•	The security has hit its price target and the company is no longer attractively valued relative to other companies.
•	The company’s fundamentals have significantly deteriorated.
•	There has been a significant change in the management team.
•	A catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.
•	A better alternative exists in the marketplace.

The fund’s investments include infrastructure-related securities of foreign issuers. Under normal market conditions, the fund will invest at least 40% of its net assets in securities of foreign issuers and, in any case, will invest at least 30% of its net assets in such issuers. The fund considers an issuer to be foreign if its legal residence is in a country other than the United States, its securities principally trade in a foreign market, or it derives a significant portion of either its revenues or pretax income from activities outside the United States.

The fund diversifies its investments among a number of different countries throughout the world. Up to 25% of the fund’s total assets may be invested in equity securities of emerging market issuers. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Summary Prospectus — February 26, 2010	Page 2 of 6	Global Infrastructure Fund

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk — Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses — When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk — Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk — The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Emerging Markets Risk — Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Infrastructure Sector Risk — Because the fund concentrates its investments in infrastructure-related securities, the fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities.

International Investing Risk — International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Master Limited Partnership Risk — An investment in an MLP exposes the fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Mid-Cap Stock Risk — Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Real Estate Investment Trust Risk — The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Small-Cap Stock Risk — Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Summary Prospectus — February 26, 2010	Page 3 of 6	Global Infrastructure Fund

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-FUND.

The bar chart shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

			Since	Since
AVERAGE ANNUAL TOTAL RETURNS	Inception		Inception	Inception
AS OF 12/31/09	Date	One Year	(Class A & Class Y)	(Class C & Class R)

Global Infrastructure Fund

Class A (return before taxes)	12/17/07	21.32%	(9.95)%	N/A

Class A (return after taxes on distributions)		21.23%	(10.04)%	N/A

Class A (return after taxes on distributions and sale of fund shares)		14.39%	(8.32)%	N/A

Class C (return before taxes)	11/3/08	26.61%	N/A	26.16%

Class R (return before taxes)	11/3/08	28.11%	N/A	26.75%

Class Y (return before taxes)	12/17/07	28.60%	(7.24)%	N/A

Standard & Poor’s Global Infrastructure Index[1] (reflects no deduction for fees, expenses, or taxes)		25.28%	(11.31)%	20.44%

[1]	An unmanaged index that is comprised of 75 of the largest publicly listed infrastructure companies from around the world that meet specific investability requirements.

Investment Advisor

FAF Advisors, Inc.

Portfolio Managers

	Title	Portfolio manager of fund since:

Jay L. Rosenberg	Equity Portfolio Manager	December 2007
John G. Wenker	Head of Real Estate	December 2007

Summary Prospectus — February 26, 2010	Page 4 of 6	Global Infrastructure Fund

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a fund on any day when the New York Stock Exchange (NYSE) is open, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. Purchases, redemptions, and exchanges may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the Securities and Exchange Commission (SEC).

You can become a shareholder in any of the funds by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

You can redeem shares through your financial intermediary or by contacting the funds at:

Phone	Regular Mail	Overnight Express Mail

800-677-FUND	First American Funds	First American Funds
	P.O. Box 3011	615 East Michigan Street
	Milwaukee, WI 53201-3011	Milwaukee, WI 53202

Tax Information

Dividends and capital gain distributions you receive from a fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus — February 26, 2010	Page 5 of 6	Global Infrastructure Fund

P.O. Box 1330
Minneapolis, MN 55440-1330

SP-GIF